Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Feb-21	Distribution Date	15-Mar-21
Collection Period End	28-Feb-21	30/360 Days	30
Beg. of Interest Period	16-Feb-21	Actual/360 Days	27
End of Interest Period	15-Mar-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	1,110,669,845.10	1,059,151,391.68	0.7032692
Total Securities		1,506,039,779.14	1,110,669,845.10	1,059,151,391.68	0.7032692
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	289,663,696.33	242,828,738.68	0.4856575
Class A-2b Notes	0.237380%	50,000,000.00	28,966,369.63	24,282,873.86	0.4856575
Class A-3 Notes	1.840000%	436,000,000.00	436,000,000.00	436,000,000.00	1.0000000
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	46,834,957.65	434,495.54	93.6699153	0.8689911
Class A-2b Notes	4,683,495.77	5,157.03	93.6699153	0.1031406
Class A-3 Notes	0.00	668,533.33	0.0000000	1.5333333
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	51,518,453.42	1,276,602.57

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					13,477,175.02
Monthly Interest					6,776,767.74

Total Monthly Payments					20,253,942.76
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					1,836,744.64
Aggregate Sales Proceeds Advance					16,388,891.52

Total Advances					18,225,636.16
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					34,978,461.87
Excess Wear and Tear and Excess Mileage					146,058.99
Remaining Payoffs					0.00
Net Insurance Proceeds					1,141,961.97
Residual Value Surplus					2,850,028.70

Total Collections					77,596,090.45

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		17,157,263.26			961
Involuntary Repossession		145,369.00			8
Voluntary Repossession		348,343.00			19
Full Termination		4,658,718.00			298
Bankruptcty		23,634.00			2
Insurance Payoff			1,122,999.11		60
Customer Payoff				321,799.28	19
Grounding Dealer Payoff				12,162,759.96	650
Dealer Purchase				1,656,927.13	83

Total		22,333,327.26	1,122,999.11	14,141,486.37	2,100

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	61,856	1,352,294,101.57	7.00000%	1,110,669,845.10
Total Depreciation Received		(19,363,693.18)		(15,546,865.68)
Principal Amount of Gross Losses	(112)	(2,292,708.68)		(1,912,519.40)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,018)	(19,329,839.67)		(16,071,047.92)
Scheduled Terminations	(1,179)	(21,684,014.48)		(17,988,020.42)

Pool Balance - End of Period	59,547	1,289,623,845.56		1,059,151,391.68
Remaining Pool Balance
Lease Payment				260,810,782.09
Residual Value				798,340,609.59

Total				1,059,151,391.68

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	77,596,090.45
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	77,596,090.45
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	643,818.41
3. Reimbursement of Sales Proceeds Advance	13,287,053.01
4. Servicing Fee:
Servicing Fee Due	925,558.20
Servicing Fee Paid	925,558.20
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	14,856,429.62
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	434,495.54
Class A-2a Notes Monthly Interest Paid	434,495.54
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	5,157.03
Class A-2b Notes Monthly Interest Paid	5,157.03
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	668,533.33
Class A-3 Notes Monthly Interest Paid	668,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,276,602.57
Total Note and Certificate Monthly Interest Paid	1,276,602.57
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	61,463,058.26
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	51,518,453.42
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	51,518,453.42
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,944,604.84

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			7,530,198.90
Beginning Reserve Account Balance			7,530,198.90
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,198.90
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			9,944,604.84
Gross Reserve Account Balance			17,474,803.74
Remaining Available Collections Released to Seller			9,944,604.84
Total Ending Reserve Account Balance			7,530,198.90

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.84
Monthly Prepayment Speed			105%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,789,695.30
Securitization Value of Defaulted Receivables and Casualty Receivables		1,912,519.40	112
Aggregate Defaulted and Casualty Gain (Loss)		(122,824.10)
Pool Balance at Beginning of Collection Period		1,110,669,845.10
Net Loss Ratio
Current Collection Period		-0.0111%
Preceding Collection Period		0.0281%
Second Preceding Collection Period		0.0177%
Third Preceding Collection Period		-0.0261%
Cumulative Net Losses for all Periods		0.0707%	1,065,426.37

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.61%	6,773,806.99	388
61-90 Days Delinquent	0.11%	1,225,937.02	72
91-120 Days Delinquent	0.05%	530,698.78	30
More than 120 Days	0.01%	104,615.23	5

Total Delinquent Receivables:	0.77%	8,635,058.02	495

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.17%	0.17%
Preceding Collection Period		0.21%	0.20%
Second Preceding Collection Period		0.16%	0.16%
Third Preceding Collection Period		0.18%	0.18%
60 Day Delinquent Receivables		1,861,251.03
Delinquency Percentage		0.17%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		21,815,981.26	1,259
Securitization Value		19,254,150.09	1,259

Aggregate Residual Value Surplus (Loss)		2,561,831.17

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		81,494,335.80	4,838
Cumulative Securitization Value		75,687,859.44	4,838

Cumulative Residual Value Surplus (Loss)		5,806,476.36

Book Amount of Extensions		2,314,356.14
Number of Extensions		94

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			20,763,216.71
Reimbursement of Outstanding Advance			13,287,053.01
Additional Advances for current period			16,388,891.52

Ending Balance of Residual Advance			23,865,055.22

Beginning Balance of Payment Advance			2,225,448.42
Reimbursement of Outstanding Payment Advance			643,818.41
Additional Payment Advances for current period			1,836,744.64

Ending Balance of Payment Advance			3,418,374.65

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO